Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Schedule of Income (Loss) Before Income Taxes and Provision

Income (loss) before income taxes and provision for (benefit from) by tax jurisdiction are as follows:

	For the Year Ended	For the Year Ended	For the Year Ended
	December 31, 2025	December 31, 2024	December 31, 2023
Income (loss) before income taxes
BVI	$(53,468,649)	$(89,809,419)	$(5,273,322)
Hong Kong	(700,708)	(695,219)	(409,755)
PRC	(1,581,818)	(1,635,067)	(1,762,803)
U.S.	(315,097)	995,950	(402,500)
Total income (loss) before income taxes	$(56,066,272)	$(91,143,755)	$(7,848,380)

Schedule of Components of Provision for Income Taxes

The components of provision for income taxes by tax jurisdiction are as follows:

	For the Year Ended	For the Year Ended	For the Year Ended
	December 31, 2025	December 31, 2024	December 31, 2023
Current income tax provisions
BVI	$-	$-	$-
Hong Kong	-	-	-
PRC	-	-	-
U.S. federal	5,944	20,995	-
U.S. state and local	3,029	3,530	-
Total current income tax provisions	$8,973	$24,525	$-

Schedule of Cash Paid for Income Taxes	Cash paid for Income taxes are as follows:
For the Year Ended
December 31, 2025
U.S. federal	$29,510
U.S. state and local	6,991
Total cash paid for income taxes	$36,501

Schedule of Effective Income Tax Rate	the reconciliations of the statutory income tax rate and the Company’s effective income tax rate are as follows:
	For the Year Ended	For the Year Ended	For the Year Ended
	December 31, 2025	December 31, 2024	December 31, 2023
Hong Kong statutory income tax rate	16.5%	16.5%	16.5%
Valuation allowance recognized with respect to the loss in the Hong Kong companies	(16.5)%	(16.5)%	(16.5)%
Effective income tax rate	0.0%	0.0%	0.0%

PRC statutory income tax rate	25.0%	25.0%	25.0%
Effect of income tax exemptions and reliefs	(20.0)%	(20.0)%	(20.0)%
Valuation allowance recognized with respect to the loss in the PRC companies	(5.0)%	(5.0)%	(5.0)%
Effective income tax rate	0.0%	0.0%	0.0%

US corporate tax rate	21.0%	21.0%	21.0%
Valuation allowance recognized with respect to the loss in the US companies	(23.85)%	(18.54)%	(21.0)%
Effective income tax rate	(2.85)%	2.46%	0.0%

	For the Year Ended
	December 31, 2025
	Amount	Percent
Hong Kong statutory income tax rate	$(115,617)	16.5%
Valuation allowance recognized with respect to the loss in the Hong Kong companies	115,617	(16.5)%
Effective income tax rate	$-	0.0%

PRC statutory income tax rate	$(395,455)	25.0%
Effect of income tax exemptions and reliefs	316,364	(20.0)%
Valuation allowance recognized with respect to the loss in the PRC companies	79,091	(5.0)%
Effective income tax rate	$-	0.0%

US corporate tax rate	$(66,170)	21.0%
Valuation allowance recognized with respect to the loss in the US companies	75,143	(23.85)%
Effective income tax rate	$8,973	(2.85)%

Schedule of Deferred Income Tax Assets

As of December 31, 2025, 2024 and 2023, the components of the Company’s deferred income tax assets were set forth below:

	December 31, 2025	December 31, 2024	December 31, 2023
Deferred Tax Assets:
Net operating losses carry forward	$1,585,963	$1,524,901	$1,548,868
Cutoff adjustments	-	-	-
Gross deferred tax assets	1,585,963	1,524,901	1,548,868
Less: valuation allowance	(1,585,963)	(1,524,901)	(1,548,868)
Net deferred tax assets	$-	$-	$-

Schedule of Gross Amount and Expiration Dates of Nol Carry Forward	The gross amount and expiration dates of NOL carry forward as of December 31, 2025 are as follows:
	Amount	Expiration Date
Hong Kong	$2,865,169	Indefinite
PRC	15,991,656	2026-2030
U.S.	1,493,464	Indefinite